Exploration and Evaluation Assets (Tables)	9 Months Ended
Sep. 30, 2020
EXPLORATION AND EVALUATION ASSETS
Schedule of Exploration and Evaluation Assets

(All amounts in table are expressed in thousands of Canadian dollars)

	Canada					Greenland
	Post Creek Property	Halcyon Property	Quetico Claims	Enid Creek	Lingman Lake	Maniitsoq Property	Total
Acquisition
Balance, December 31, 2019	298	230	42	83	14	42	709
Acquisition costs – cash	10	8	-	-	-	4	22
Balance, September 30, 2020	308	238	42	83	14	46	731

Exploration
Balance, December 31, 2019	1,498	233	39	33	13	36,108	37,924
Administration	-	-	-	-	-	16	16
Property maintenance	6	5	-	-	-	17	28
Drilling	-	-	6	166	-	-	172
Geology	19	9	69	83	-	78	258
Geophysics	2	1	28	72	-	3	106
Helicopter	-	-	-	-	-	8	8
Write-off	-	-	-	(437)	-	-	(437)
	27	15	103	(116)	-	122	151
Balance, September 30, 2020	1,525	248	142	(83)	13	36,230	38,075
Total, September 30, 2020	1,833	486	184	-	27	36,276	38,806

(All amounts in table are expressed in thousands of Canadian dollars)

	Canada					US	Greenland
	Post Creek Property	Halcyon Property	Quetico Claims	Lingman Lake	Enid Creek	Section 35 Property	Maniitsoq Property	Total
Acquisition
Balance, December 31, 2018	288	222	42	-	-	8	42	602
Acquisition costs – cash	10	8	-	14	3	1	-	36
Balance, September 30 2019	298	230	42	14	3	9	42	636

Exploration
Balance, December 31, 2018	1,431	209	22	-	-	-	62,215	63,877
Administration	1	1	-	-	-	-	9	11
Corporate social responsibility	2	1	-	-	-	-	-	3
Property maintenance	-	-	-	-	-	-	17	17
Drilling	29	-	12	5	-	-	203	249
Environmental, health and safety	-	-	-	-	-	-	8	8
Geology	20	10	-	5	-	2	117	154
Geophysics	1	1	4	2	-	1	28	37
	53	13	16	12	-	3	382	479
Balance, September 30 ,2019	1,484	222	38	12	-	3	62,597	64,356
Total, September 30, 2019	1,782	452	80	26	3	12	62,639	64,994

Schedule of Exploration and Evaluation Assets Consideration

Consideration is as follows:

(All amounts in table are expressed in thousands of Canadian dollars)

	Acquisition costs	Exploration expenditures
Within 5 days of TSXV approval (received on October 24, 2019)	$25 cash (paid) and 300,000 post-consolidated common shares (issued)	-
On or before September 25, 2020	$100 cash	Aggregate of at least $500
On or before September 25, 2021	$200 cash	Aggregate of at least an additional $1,000
On or before September 25, 2022	$300 cash	Aggregate of at least an additional $1,000
On or before September 25, 2023	$400 cash	Aggregate of at least an additional $1,000
On or before September 25, 2024	$500 cash	Aggregate of at least an additional $1,000